                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/08

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments - January 31, 2008 (Unaudited)

  PAR
 AMOUNT
 (000)    DESCRIPTION                            COUPON   MATURITY        VALUE
-------   ------------------------------------   ------   --------   --------------
          MUNICIPAL BONDS 198.3%
          ALABAMA 3.9%
$ 3,660   Alabama St Brd Ed Rev & Impt Southn
             Univ St Cmnty Rfdg (MBIA Insd)
             (a)                                  5.250%  07/01/20   $    3,942,625
  7,700   Birmingham Baptist Med Ctr AL
             Baptist Hlth Sys Inc Ser A           5.000   11/15/30        7,021,014
    750   Birmingham Baptist Med Ctr AL
             Baptist Hlth Sys Ser A               5.875   11/15/24          769,875
  2,525   Huntsville Redstone Vlg, AL Spl
             Care Fac Fin Auth Redstone Vlg
             Proj                                 5.500   01/01/43        2,234,549
  1,000   Jefferson Cnty, AL Ltd Oblig Sch
             Wt Ser A                             5.000   01/01/24        1,039,630
  7,940   University AL at Birmingham Hosp
             Rev Ser A (b)                        5.000   09/01/36        7,991,967
  9,850   University AL at Birmingham Hosp
             Rev Ser A (b)                        5.000   09/01/41        9,907,613
                                                                     --------------
                                                                         32,907,273
                                                                     --------------
          ALASKA 1.6%
  2,000   Alaska St Hsg Fin Corp Gen Hsg Ser A
             (FGIC Insd)                          5.000   12/01/30        2,022,360
  1,250   Alaska St Hsg Fin Corp Gen Hsg Ser A
             (FGIC Insd)                          5.250   12/01/34        1,284,925
  3,650   Alaska St Intl Arpt Rev Ser B (AMBAC
             Insd) (Prerefunded @ 10/01/12)       5.250   10/01/27        4,057,084
  1,575   Matanuska-Susitna Boro, AK Ctf
             Partn Pub Safety Bldg Lease
             (FSA Insd)                           5.750   03/01/16        1,676,430
  5,300   Northern Tob Sec Corp Rev Bkd Ser A     5.000   06/01/46        4,463,130
                                                                     --------------
                                                                         13,503,929
                                                                     --------------

          ARIZONA 3.6%
  1,000   Arizona Hlth Fac Auth Hosp Sys
             Rev John C Lincoln Hlth Network
             (Prerefunded @ 12/01/12)             6.375   12/01/37        1,169,600
  6,075   Glendale, AZ Indl Dev Auth John C
             Lincoln Hlth Rfdg Ser B              5.000   12/01/37        5,661,110
  3,050   Glendale, AZ Indl Dev Auth Rfdg         5.000   12/01/35        2,844,003
  3,000   Goodyear, AZ McDowell Rd Coml
             Corridor Impt Dist Impt (AMBAC
             Insd)                                5.250   01/01/32        3,058,710
  3,500   Maricopa Cnty, AZ Hosp Rev Sun Hlth
             Corp                                 5.000   04/01/35        3,266,095
  3,400   Pima Cnty, AZ Indl Dev Auth
             Wtr & Waste Wtr Rev Global
             Wtr Resh LLC Proj (AMT)              6.550   12/01/37        3,326,832
 11,750   University of AZ Med Ctr Corp           5.000   07/01/35       11,251,095
                                                                     --------------
                                                                         30,577,445
                                                                     --------------
          CALIFORNIA 23.0%
    900   Aliso Viejo, CA Cmnty Fac Dist
             Spl Tax No 2005-01 Glenwood
             at Aliso                             6.000   09/01/38          902,223
  1,300   Anaheim, CA Pub Fin Auth Lease
             Rev Pub Impt Proj Ser C (FSA
             Insd)                                6.000   09/01/16        1,529,307
  3,735   Anaheim, CA Pub Fin Auth Rev
             Elec Sys Dist Fac Ser A (FSA
             Insd)                                5.000   10/01/31        3,886,081
  1,000   California Cnty, CA Tob Agy Tob
             Sec Sonoma Cnty Corp Rfdg            5.250   06/01/45          886,650
  1,200   California Hlth Fac Fin Auth Rev
             Kaiser Permanente Ser A              5.250   04/01/39        1,211,016
  3,000   California Hsg Fin Agy Rev Home
             Mtg Ser G (AMT) (b)                  4.950   08/01/23        3,006,945
  2,000   California Hsg Fin Agy Rev Home
             Mtg Ser G (AMT) (b)                  5.050   02/01/29        2,004,630
  1,550   California Hsg Fin Agy Rev Home
             Mtg Ser M (AMT) (b)                  4.700   08/01/36        1,434,873

  7,300   California Hsg Fin Agy Rev Home
             Mtg Ser M (AMT) (b)                  4.800   08/01/36        6,904,778
  1,500   California Pollutn Ctl Fin Auth
             Solid Waste Disp Rev Waste
             Mgmt Inc Proj Ser B (AMT)            5.000   07/01/27        1,392,540
    695   California St (AMBAC Insd)              5.125   10/01/27          701,658
  1,000   California St Dept Wtr Res Ctr Vly
             Proj Rev Wtr Sys Ser X (FGIC
             Insd)                                5.000   12/01/29        1,019,700
  1,000   California St Pub Wks Brd UCLA
             Replacement Hosp Ser A (FSA
             Insd)                                5.375   10/01/20        1,087,890
  5,000   California St Rfdg                      5.000   08/01/28        5,060,800
  5,000   California St Univ Rev & Co
             Systemwide Ser A (AMBAC Insd)        5.000   11/01/33        5,082,000
  9,150   California St Veterans Ser CD
             (AMT) (b)                            4.600   12/01/32        9,195,077
  1,350   California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A                           5.000   07/01/39        1,231,726
  9,015   California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A                           5.250   07/01/30        8,777,184
  1,500   California Statewide Cmnty Dev Auth
             Rev Front Porch Cmnty & Svcs Ser
             A (c)                                5.125   04/01/37        1,403,160
  3,000   California Statewide Cmnty Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A                           5.000   03/01/30        2,974,140
  3,750   California Statewide Cmnty Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A                           5.000   03/01/35        3,649,462
  6,230   California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser A (b)                            5.000   04/01/31        6,232,153
  2,300   California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B                                5.000   03/01/41        2,259,704

  4,000   California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B                                5.250   03/01/45        4,020,720
  3,360   California Statewide Cmnty Dev
             Auth Rev Sutter Hlth Ser A           5.000   11/15/43        3,305,803
    600   Daly City, CA Hsg Dev Fin Agy
             Mobile Home Pk Rev Rfdg Third
             Tier Franciscan Ser C                6.500   12/15/47          570,198
  2,000   Florin, CA Res Consv Dist Cap
             Impt Elk Grove Wtr Svc Ser A
             (MBIA Insd)                          5.000   09/01/33        2,001,680
  3,000   Florin, CA Res Consv Dist Cap
             Impt Elk Grove Wtr Svc Ser B
             (MBIA Insd)                          5.000   03/01/33        3,002,370
  2,000   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg
             (MBIA Insd)                              *   01/15/17        1,290,540
 10,750   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Sr Lien Ser A (d)            *   01/01/23        5,559,255
  3,000   Fremont, CA Uni Sch Dist Ser A
             (FGIC Insd)                          5.000   08/01/25        3,127,860
 22,000   Golden St Tob Sec Corp CA Tob
             Settlement Rev Enhanced
             Ser A (FGIC Insd) (b)                5.000   06/01/38       21,811,900
  5,000   Golden St Tob Sec Corp CA Tob
             Settlement Rev Enhanced Ser A        5.000   06/01/45        4,815,700
  5,000   Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A                 5.125   06/01/47        4,331,650
  1,000   Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A                 5.750   06/01/47          958,680
  3,840   Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A (b)             5.750   06/01/47        3,681,350
  1,000   Hesperia, CA Pub Fin Auth Rev
             Redev & Hsg Proj Ser A (XLCA
             Insd)                                5.000   09/01/37          987,020

  4,000   Los Angeles, CA Dept Wtr & Pwr
             Ser A (FGIC Insd)                    5.125   07/01/40        4,071,720
 17,000   Los Angeles, CA Uni Sch Dist
             Rfdg Ser A-1 (MBIA Insd) (b)         4.500   01/01/28       16,552,050
  2,000   Los Angeles, CA Wtr & Pwr Rev
             Pwr Sys Ser B (FSA Insd)             5.000   07/01/28        2,093,500
  1,500   Metropolitan Wtr Dist Southn CA
             Wtrwks Rev Auth Ser B1 (FGIC
             Insd)                                5.000   10/01/33        1,544,235
  3,500   Palm Springs, CA Fin Auth Lease
             Rev Convention Ctr Proj Ser A
             (MBIA Insd)                          5.500   11/01/35        3,773,595
  3,400   Quechan Indian Tribe Ft Yuma
             Indian Reservation CA & Govt
             Proj                                 7.000   12/01/27        3,401,972
  2,400   Rancho Mirage, CA Jt Pwr Fin
             Auth Rev Eisenhower Med Ctr
             Ser A                                5.000   07/01/47        2,329,968
  2,000   Salinas, CA Uni High Sch Dist
             Ser A (MBIA Insd) (Prerefunded
             @ 6/01/12)                           5.000   06/01/27        2,218,360
  1,000   Santa Clara Cnty, CA Brd Ed Ctf
             Partn Rfdg (MBIA Insd)               5.000   04/01/25        1,030,010
  1,690   Southern CA Pub Pwr Auth Nat
             Gas Proj Rev No 1 Ser A              5.250   11/01/21        1,781,125
  3,000   Temecula, CA Redev Agy Tax
             Temecula Redev Proj No 1
             (MBIA Insd)                          5.250   08/01/36        3,081,450
  4,700   Tobacco Sec Auth Northn CA Tob
             Settlement Rev Ser A-1               5.375   06/01/38        4,294,531
  3,550   Tobacco Sec Auth Northn CA Tob
             Settlement Rev Ser A-1               5.500   06/01/45        3,264,261
  3,800   Tobacco Sec Auth Southn CA
             Tob Settlement Ser A-1               5.000   06/01/37        3,275,828
  9,650   Tobacco Sec Auth Southn CA
             Tob Settlement Ser A-1               5.125   06/01/46        8,368,577
  1,600   Turlock, CA Hlth Fac Rev
             Emanuel Med Ctr Inc                  5.375   10/15/34        1,468,544
                                                                     --------------
                                                                        193,848,149
                                                                     --------------

          COLORADO 3.9%
  2,000   Aurora, CO Ctf Partn (AMBAC Insd)
             (Prerefunded @ 12/01/10)             5.500   12/01/30        2,170,380
  3,405   Colorado Ed & Cultural Fac Auth
             Rev Impt Charter Sch Rfdg
             (XLCA Insd)                          5.250   12/01/23        3,498,467
    800   Colorado Hlth Fac Auth Hlth &
             Residential Care Fac Volunteers
             of Amer Care Ser A                   5.250   07/01/27          716,912
    600   Colorado Hlth Fac Auth Hlth &
             Residential Care Fac Volunteers
             of Amer Care Ser A                   5.300   07/01/37          525,498
  5,500   Colorado Hlth Fac Auth Rev
             Adventist Hlth/Sunbelt Rfdg Ser
             D (b)                                5.250   11/15/27        5,673,388
  2,000   Colorado Hlth Fac Auth Rev
             Catholic Hlth Initiatives Ser
             A (d)                                5.500   03/01/32        2,144,620
  3,000   Colorado Hlth Fac Auth Rev Covenant
             Retirement Cmntys Inc                5.000   12/01/35        2,657,070
  1,125   Colorado Hlth Fac Auth Rev Hosp
             Portercare Adventist Hlth
             (Prerefunded @ 11/15/11)             6.500   11/15/31        1,294,909
      6   Colorado Hsg Fin Auth Single
             Family Pgm Sr Ser B1 (AMT)           7.650   11/01/26            6,118
  3,000   Colorado Springs, CO Util Rev
             Sys Sub Lien Impt Rfdg Ser A         5.000   11/15/29        3,045,780
  2,650   Colorado Springs, CO Util Rev
             Sys Sub Lien Impt Ser B              5.000   11/15/30        2,718,396
  1,000   El Paso Cnty, CO Ctf Partn Detention
             Fac Proj Ser B (AMBAC Insd)          5.375   12/01/18        1,088,920
  1,805   Lakewood, CO Ctf Part (AMBAC Insd)
             (Prerefunded @ 12/01/10) (a)         5.300   12/01/16        1,950,483
  1,000   Montezuma Cnty, CO Hosp Dist
             Hlth Fac Enterprise Hosp Rfdg        5.900   10/01/37          940,880

  1,200   North Range, CO Met Dist No 2
             Ltd Tax                              5.500   12/15/37        1,046,136
  2,050   Salida, CO Hosp Dist Rev                5.250   10/01/36        1,755,067
  1,500   University of CO Hosp Auth Rev
             Ser A                                5.250   11/15/39        1,438,410
                                                                     --------------
                                                                         32,671,434
                                                                     --------------
          CONNECTICUT 1.6%
  1,175   Connecticut St Dev Auth Solid
             Waste Disp Fac Rev Pseg Pwr
             LLC Proj Ser A (AMT)                 5.750   11/01/37        1,187,267
  7,500   Connecticut St Hsg Fin Auth Hsg
             Mtg Fin Ser B (AMT)                  5.100   05/15/38        7,346,400
  3,580   Connecticut St Spl Oblig Pkg Rev
             Bradley Intl Arpt Ser A (ACA
             Insd) (AMT)                          6.600   07/01/24        3,528,305
  1,000   Hartford, CT Pkg Sys Rev Ser A
             (Prerefunded @ 7/01/10)              6.500   07/01/25        1,095,560
                                                                     --------------
                                                                         13,157,532
                                                                     --------------
          DELAWARE 0.2%
  1,925   Mashantucket Western Pequot
             Tribe Sub Spl Rev Bd Ser A (c)       5.500   09/01/36        1,805,304
                                                                     --------------
          DISTRICT OF COLUMBIA 0.8%
  2,775   District of Columbia Hosp Rev
             Medlantic Hlthcare Rfdg Ser A
             (MBIA Insd) (d)                      5.250   08/15/12        2,808,605
  2,000   District of Columbia Rev
             Friendship Pub Charter Sch Inc
             (ACA Insd)                           5.750   06/01/18        2,074,380
      5   District of Columbia Ser E (FSA
             Insd) (a)                            6.000   06/01/13            5,015
  2,000   Metropolitan Washington DC Arpt
             Auth Sys Ser A (FGIC Insd)
             (AMT)                                5.250   10/01/32        2,019,620
                                                                     --------------
                                                                          6,907,620
                                                                     --------------
          FLORIDA 45.0%
  1,000   Alachua Cnty, FL Indl Dev Rev
             North FL Retirement Vlg              5.250   11/15/17          977,120
  1,000   Alachua Cnty, FL Indl Dev Rev
             North FL Retirement Vlg              5.875   11/15/36          946,530

    500   Alachua Cnty, FL Indl Dev Rev
             North FL Retirement Vlg              5.875   11/15/42          470,245
    375   Beacon Lakes, FL Cmnty Dev FL
             Spl Assmt Ser A                      6.000   05/01/38          331,249
    250   Beacon Lakes, FL Cmnty Dev FL
             Spl Assmt Sub Ser B                  6.200   05/01/38          221,975
 12,960   Brevard Cnty, FL Hlth Fac Auth
             Hlthcare Fac Rev Hlth First Inc
             Proj (b)                             5.000   04/01/34       12,708,900
  8,000   Brevard Cnty, FL Hlth Fac Auth
             Hlthcare Fac Rev Hlth First Inc
             Proj                                 5.000   04/01/34        7,844,960
  1,800   Brevard Cnty, FL Hlth Fac Auth
             Residential Care Fac Rev Buena
             Vida Estates Inc                     6.750   01/01/37        1,816,632
  1,000   Broward Cnty, FL Hsg Fin Auth
             Multi-Family Hsg Rev Pembroke
             Pk Apts Proj (AMT)                   5.650   10/01/28        1,001,110
  1,000   Broward Cnty, FL Sch Brd Ctf
             Partn Ser A (FSA Insd)               5.000   07/01/22        1,051,080
  1,500   Capital Tr Agy FL Rev Ft
             Lauderdale Proj (AMT)                5.750   01/01/32        1,458,540
    995   Cross Creek Cmnty Dev Dist FL
             Spl Assmt Rev Cross Creek
             Comm Dev Ser B                       5.500   05/01/17          806,010
  3,180   Dade Cnty, FL Spl Oblig Cap
             Apprec Ser B (AMBAC Insd)
             (Prerefunded @ 10/01/08)                 *   10/01/26        1,040,210
  1,500   Deltona, FL Trans Cap Impt Rev
             (MBIA Insd)                          5.125   10/01/26        1,561,650
  1,125   Deltona, FL Util Sys Rev (MBIA
             Insd)                                5.250   10/01/22        1,199,137
    675   Escambia Cnty, FL Hlth Fac Auth
             Rev (AMBAC Insd)                     5.950   07/01/20          710,235
  1,000   Escambia Cnty, FL Util Auth Util
             Sys Rev (FGIC Insd)
             (Prerefunded @ 1/01/09)              5.250   01/01/29        1,038,660

  1,250   Florida Agric & Mechanical Univ
             Rev Student Apt Fac (MBIA
             Insd)                                6.500   07/01/23        1,267,575
    280   Florida Hsg Fin Agy
             Homeownership Mtg Ser B
             (AMT)                                8.595   11/01/18          299,499
  2,750   Florida Hsg Fin Agy Hsg Willow
             Lake Apts Ser J-1 (AMBAC
             Insd) (AMT)                          5.350   07/01/27        2,763,035
  2,835   Florida Hsg Fin Corp Rev
             Homeowner Mtg Ser 1 (GNMA
             Collateralized) (AMT)                4.850   07/01/37        2,681,712
  1,950   Florida Hsg Fin Corp Rev
             Homeowner Mtg Ser 2 (GNMA
             Collateralized) (AMT)                4.950   07/01/37        1,883,993
    465   Florida Hsg Fin Corp Rev
             Homeowner Mtg Ser 4 (FSA
             Insd) (AMT)                          6.250   07/01/22          491,226
  1,000   Florida Hsg Fin Corp Rev Hsg
             Wentworth II Apts Ser A
             (AMBAC Insd) (AMT)                   5.375   11/01/29        1,006,390
  1,760   Florida Hsg Fin Corp Rev Ser G
             (AMT) (b)                            4.550   07/01/26        1,653,169
  5,440   Florida Hsg Fin Corp Rev Ser G
             (AMT) (b)                            4.625   07/01/31        5,109,793
  5,120   Florida Hsg Fin Corp Rev Ser G
             (AMT) (b)                            4.700   07/01/37        4,809,217
  2,000   Florida Ports Fin Comm Rev St
             Trans Tr Fd (MBIA Insd)
             (AMT)                                5.375   06/01/27        2,014,740
  8,475   Florida Ports Fin Comm Rev St
             Trans Tr Fd Intermodal Pgm
             (FGIC Insd) (AMT)                    5.500   10/01/29        8,702,215

  1,600   Florida St Brd of Ed Cap Outlay
             Pub Ed Rfdg Ser C                    5.000   06/01/16        1,628,768
 12,775   Florida St Brd of Ed Cap Outlay
             Pub Ed Rfdg Ser D                    5.750   06/01/22       13,581,102
  4,500   Florida St Brd of Ed Cap Outlay
             Pub Ed Ser C (FGIC Insd)
             (Prerefunded @ 6/01/10)              5.750   06/01/29        4,891,635
 15,000   Florida St Brd of Ed Cap Outlay
             Ser D (b)                            4.750   06/01/35       15,144,075
  2,000   Florida St Brd of Ed Lottery Rev
             Ser A (FGIC Insd)                    5.250   07/01/17        2,132,140
  5,000   Florida St Brd of Ed Lottery Rev
             Ser A (FGIC Insd) (Prerefunded
             @ 7/01/10)                           5.500   07/01/17        5,419,400
  1,000   Florida St Brd of Ed Lottery Rev Ser
             A (FGIC Insd) (Prerefunded @
             7/01/10)                             6.000   07/01/14        1,095,560
  1,000   Florida St Brd of Ed Rev FL St
             Univ Hsg Fac Ser A (MBIA
             Insd)                                5.000   05/01/29        1,018,500
  4,735   Florida St Brd of Regt Hsg Rev
             Univ FL (FGIC Insd)                  5.500   07/01/28        5,132,172
  1,000   Florida St Correctional
             Privatization Commn Ctf Partn
             (MBIA Insd)                          5.375   08/01/14        1,090,400
  2,360   Florida St Correctional
             Privatization Commn Ctf Partn
             (MBIA Insd) (a)                      5.375   08/01/15        2,573,344
  3,000   Florida St Dept Trans                   5.000   07/01/32        3,106,110
  2,000   Florida St Dept Trans Right of
             Way Ser A                            5.250   07/01/21        2,198,840
  7,295   Florida St Dept Trans Tpk Rev
             Ser A                                5.000   07/01/29        7,538,872
  1,500   Florida St Div Bd Fin Dept Gen
             Svc Rev Dept Envrnmtl
             Preservtn 2000 Ser A (AMBAC
             Insd)                                5.000   07/01/11        1,514,715
  2,000   Florida St Div Bd Fin Dept Gen
             Svc Rev Dept Envrnmtl
             Preservtn 2000 Ser A (FGIC
             Insd)                                5.250   07/01/12        2,089,060
  1,475   Florida St Tpk Auth Tpk Rev Dept
             Trans Ser B                          5.000   07/01/30        1,498,290

  1,635   Fort Myers, FL Util Rev Rfdg Ser
             A (FGIC Insd)                        5.500   10/01/24        1,701,495
    415   Gainesville, FL Util Sys Rev (d)        8.125   10/01/14          483,292
  1,000   Gramercy Farms Cmnty Dev Dist
             FL Spl Assmt Ser B                   5.100   05/01/14          915,690
    500   Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd)                          5.650   12/01/20          520,040
    730   Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd)                          5.750   12/01/20          763,084
  1,000   Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd)                          5.800   12/01/20        1,079,970
  5,000   Halifax Hosp Med Ctr FL Hosp
             Rev Impt Rfdg Ser A                  5.000   06/01/38        4,601,700
  5,500   Halifax Hosp Med Ctr FL Hosp
             Rev Impt Rfdg Ser A                  5.250   06/01/26        5,512,485
  3,000   Highlands Cnty, FL Hlth Fac Auth
             Rev Hosp Adventist Hlth Ser D
             (Prerefunded @ 11/15/13)             5.375   11/15/35        3,397,710
  3,000   Highlands Cnty, FL Hlth Fac Auth
             Rev Hosp Adventist/Sunbelt Ser
             A (Prerefunded @ 11/15/11)           6.000   11/15/31        3,387,630
  1,300   Highlands, FL Cmnty Dev Dist Spl
             Assmt                                5.550   05/01/36        1,061,632
  9,020   Highlands, FL Hlth Fac Auth Rev
             Hosp Adventist Hlth Ser D (b)        5.000   11/15/35        8,886,143
    750   Hillsborough Cnty, FL Assmt Rev
             Capacity Assmt Spl (FSA Insd)        5.000   03/01/15          800,520
    750   Hillsborough Cnty, FL Assmt Rev
             Capacity Assmt Spl (FSA Insd)        5.000   09/01/15          800,520
 14,150   Hillsborough Cnty, FL Indl Dev
             Auth Hosp Rev Tampa Gen
             Hosp Proj (b)                        5.250   10/01/41       14,005,568
  1,000   Hillsborough Cnty, FL Indl Dev
             Tampa Gen Hosp Proj Ser B            5.250   10/01/28        1,008,450
  1,000   Hillsborough Cnty, FL Indl Dev
             Tampa Gen Hosp Proj Ser B            5.250   10/01/34        1,000,170

  2,745   Hillsborough Cnty, FL Port Dist
             Rev Tampa Port Auth Proj Ser A
             (MBIA Insd) (AMT)                    5.375   06/01/27        2,804,265
 10,000   Hillsborough Cnty, FL Solid
             Waste & Res Recovery Rev Ser
             A (AMT) (b)                          4.500   09/01/34        9,127,550
  1,380   Hollywood, FL Cmnty Redev Agy
             Beach Cra                            5.625   03/01/24        1,433,489
  1,500   Jacksonville, FL Econ Dev
             Commn Indl Dev Rev Metro Pkg
             Solutions Proj (ACA Insd)
             (AMT)                                5.500   10/01/30        1,424,490
  7,000   Lakeland, FL Elec & Wtr Rev (a)(d)          *   10/01/13        5,906,530
  2,230   Lakeland, FL Elec & Wtr Rev (d)         5.750   10/01/19        2,500,923
  5,105   Lakeland, FL Hosp Sys Rev
             Lakeland Regl Hlth Sys (b)           5.000   11/15/25        5,171,867
  2,000   Lakeland, FL Hosp Sys Rev
             Lakeland Regl Hlth Sys
             (Prerefunded @ 11/15/12)             5.500   11/15/32        2,268,260
  1,000   Lee Cnty, FL Arpt Rev Ser A (FSA
             Insd) (AMT)                          5.750   10/01/22        1,049,800
  1,195   Lee Cnty, FL Hsg Fin Auth Single
             Family Mtg Rev Multi-Cnty Pgm
             Ser A (GNMA Collateralized)
             (AMT)                                5.000   03/01/39        1,157,405
  2,400   Lee Cnty, FL Indl Dev Auth
             Hlthcare Fac Rev Shell
             PT/Alliance Oblig Group              5.125   11/15/36        2,136,072
  1,000   Lee Cnty, FL Indl Dev Auth Indl
             Dev Rev Lee Charter Fndtn Ser
             A                                    5.375   06/15/37          858,500
 13,400   Lee Mem Hlth Sys FL Hosp Rev
             Ser A (AMBAC Insd) (b)               5.000   04/01/37       13,492,261
  1,000   Leesburg, FL Hosp Rev Leesburg
             Regl Med Ctr Proj                    5.500   07/01/32        1,003,250
  3,200   Leesburg, FL Util Rev (FGIC Insd)       5.000   10/01/34        3,272,032
  3,500   Marion Cnty, FL Hosp Dist Rev
             Hlth Sys Munroe Reg Impt &
             Rfdg                                 5.000   10/01/34        3,454,080

    650   Marion Cnty, FL Hosp Dist Rev
             Hlth Sys Munroe Reg Impt &
             Rfdg (Prerefunded @
             10/01/09)                            5.500   10/01/29          691,548
  1,500   Miami Beach, FL Stormwtr Rev
             (FGIC Insd)                          5.250   09/01/25        1,566,225
  1,460   Miami Beach, FL Stormwtr Rev
             (FGIC Insd) (a)                      5.750   09/01/14        1,580,932
  1,045   Miami Beach, FL Stormwtr Rev
             (FGIC Insd)                          5.750   09/01/15        1,131,557
  4,720   Miami-Dade Cnty, FL Aviation Rev
             Miami Intl Arpt (FGIC Insd)
             (AMT)                                5.375   10/01/32        4,778,245
  2,000   Miami-Dade Cnty, FL Aviation Rev
             Miami Intl Arpt Hub Ser A (FGIC
             Insd) (AMT)                          5.375   10/01/27        2,034,720
  4,000   Miami-Dade Cnty, FL Aviation Rev
             Miami Intl Arpt Ser A (CIFG
             Insd) (AMT)                          5.000   10/01/38        3,877,720
    870   Miami-Dade Cnty, FL Aviation Rev
             Miami Intl Arpt Ser B (FGIC
             Insd)                                5.450   10/01/15          934,858
  3,000   Miami-Dade Cnty, FL Aviation Rev
             Miami Intl Arpt Ser B (FGIC
             Insd)                                5.750   10/01/29        3,178,710
  2,000   Miami-Dade Cnty, FL Aviation Rev
             Ser A (FSA Insd) (AMT)               5.000   10/01/33        1,997,000
  2,000   Miami-Dade Cnty, FL Aviation Ser
             A (FSA Insd) (AMT)                   5.125   10/01/35        2,007,680
  2,000   Miami-Dade Cnty, FL Ed Fac Auth
             Rev Ser A (AMBAC Insd)
             (Prerefunded @ 4/01/10)              5.750   04/01/29        2,163,320
  4,905   Miami-Dade Cnty, FL Pub Fac
             Rev Jackson Hlth Sys Ser A
             (MBIA Insd)                          5.000   06/01/31        4,924,080
  5,000   Miami-Dade Cnty, FL Sch Brd Ctf
             Partn Ser A (AMBAC Insd)             5.000   11/01/25        5,087,200
    950   Midtown Miami, FL Cmnty Dev
             Dist FL Spl Assmt Rev Ser A          6.000   05/01/24          907,696

  3,860   North Broward, FL Hosp Dist Rev
             Impt (Prerefunded @ 1/15/11)         6.000   01/15/31        4,276,301
    390   North Broward, FL Hosp Dist Rev
             Impt (Prerefunded @ 1/15/11)         6.000   01/15/31          432,416
  1,000   Orange Cnty, FL Cap Rev Impt &
             Rfdg (AMBAC Insd)                        *   10/01/12          863,490
  1,000   Orange Cnty, FL Cap Rev Impt &
             Rfdg (AMBAC Insd)                        *   10/01/13          826,550
    980   Orange Cnty, FL Hlth Fac Auth
             Hosp Hlthcare Ser E                  6.000   10/01/26        1,009,194
     20   Orange Cnty, FL Hlth Fac Auth
             Hosp Hlthcare Ser E
             (Prerefunded @ 10/01/09)             6.000   10/01/26           21,407
  2,100   Orange Cnty, FL Hlth Fac Auth
             Rev First Mtg Orlando Lutheran
             Tower                                5.500   07/01/32        1,894,263
  1,000   Orange Cnty, FL Hlth Fac Auth
             Rev Hosp Orlando Regl
             Hlthcare Ser B                       5.125   11/15/39          997,580
  1,000   Orange Cnty, FL Hsg Fin Auth
             Multi-Family Rev Mtg Hands Inc
             Proj Ser A (Acquired 06/19/95,
             Cost $1,000,000)(g)                  7.000   10/01/25        1,054,590
  1,000   Orange Cnty, FL Sales Tax Rev
             Rfdg Ser A (FGIC Insd)               5.125   01/01/20        1,068,360
  2,000   Orange Cnty, FL Tourist Dev Tax
             Rev (AMBAC Insd)
             (Prerefunded @ 10/01/09)             5.500   10/01/31        2,110,900
  4,000   Orange Cnty, FL Tourist Dev Tax
             Rev (AMBAC Insd)
             (Prerefunded @ 10/01/09)             5.625   10/01/14        4,229,960
  1,500   Orlando & Orange Cnty Expwy
             Auth FL Expwy Rev Jr Lien
             (FGIC Insd)                          5.000   07/01/28        1,517,850
  1,000   Osceola Cnty, FL Sch Brd Ctf Ser
             A (AMBAC Insd) (Prerefunded
             @ 6/01/12)                           5.125   06/01/22        1,109,490

  2,000   Osceola Cnty, FL Sch Brd Ctf Ser
             A (AMBAC Insd) (Prerefunded
             @ 6/01/12)                           5.250   06/01/27        2,229,140
    900   Overoaks, FL Cmnty Dev Dist
             Cap Impt Rev Ser A                   6.125   05/01/35          814,311
 10,000   Palm Beach Cnty, FL Hlth Fac
             Auth Retirement Cmnty Rev Act
             Retirement Life Ser A (b)            4.500   11/15/36        8,077,200
  1,650   Palm Beach Cnty, FL Hlth Fac
             Auth Rev Waterford Proj              5.875   11/15/37        1,634,936
  1,000   Palm Beach Cnty, FL Sch Brd Ctf
             Partn Ser A (FSA Insd)               5.000   08/01/31        1,025,400
  1,000   Palm Beach Cnty, FL Sch Brd Ctf
             Partn Ser A (FGIC Insd)
             (Prerefunded @ 8/01/10)              5.875   08/01/21        1,094,480
  1,000   Palm Coast, FL Util Sys Rev
             (MBIA Insd)                          5.250   10/01/21        1,086,250
  5,000   Pasco Cnty, FL Wtr & Swr Rev
             Rfdg (FSA Insd)                      5.000   10/01/36        5,143,850
  1,000   Pembroke Pines, FL Cons Util
             Sys Rev (FGIC Insd) (d)              6.250   09/01/11        1,071,930
  1,500   Pensacola, FL Arpt Rev Rfdg Ser
             A (MBIA Insd) (AMT)                  6.000   10/01/12        1,561,065
  1,565   Pensacola, FL Arpt Rev Rfdg Ser
             A (MBIA Insd) (AMT)                  6.125   10/01/18        1,615,299
    500   Polk Cnty, FL Sch Brd Ctf Partn
             Master Lease Ser A (FSA
             Insd)                                5.500   01/01/25          529,000
  2,000   Port Saint Lucie, FL Spl Assmt Rev
             Southwest Annexation Dist Ser 1-B
             (MBIA Insd)                          5.000   07/01/33        1,995,640
    900   Reunion East Cmnty Dev Dist FL
             Spl Assmt                            5.800   05/01/36          774,063
  1,000   Saint Johns Cnty, FL Indl Dev
             Auth Hlthcare Glenmoor Proj
             Ser A                                5.250   01/01/26          907,580
  1,500   Saint Johns Cnty, FL Indl Dev
             Auth Hlthcare Glenmoor Proj
             Ser A                                5.375   01/01/40        1,315,650

  5,860   Saint Lucie Cnty, FL Sch Brd Ctf
             Partn (FSA Insd)                     5.000   07/01/29        6,011,188
  2,000   Saint Lucie Cnty, FL Sch Brd Ctf
             Ser A (FSA Insd)                     5.000   07/01/21        2,105,460
  1,000   Saint Lucie Cnty, FL Sch Brd Ctf
             Ser A (FSA Insd)                     5.000   07/01/23        1,052,730
  1,210   Saint Lucie Cnty, FL Sch Brd Ctf
             Ser A (FSA Insd) (a)                 5.500   07/01/14        1,330,879
    600   Seminole Tribe, FL Spl Oblig Rev
             Ser A (c)                            5.250   10/01/27          570,648
  1,450   Seven Oaks, FL Cmnty Dev Dist II
             Spl Assmt Rev Ser A                  5.875   05/01/35        1,256,454
  1,000   South Lake Cnty Hosp Dist FL
             South Lake Hosp Inc                  6.375   10/01/28        1,045,720
  1,500   South Miami, FL Hlth Fac Auth
             Hosp Rev Baptist Hlth (AMBAC
             Insd) (Prerefunded @ 2/01/13)        5.250   11/15/33        1,673,325
  1,500   South Miami, FL Hlth Fac Auth
             Hosp Rev Baptist Hlth South FL
             Group                                5.000   08/15/37        1,487,385
  2,850   South Vlg Cmnty Dev Dist FL Cap
             Impt Rev Ser A                       5.700   05/01/35        2,424,980
    500   Split Pine Cmnty Dev Dist FL Spl
             Assmt Ser A                          5.250   05/01/39          403,010
  1,000   Tallahassee, FL Hlth Fac Rev
             Tallahassee Mem Hlthcare Proj        6.375   12/01/30        1,021,390
  1,000   Tallahassee, FL Lease Rev FL St
             Univ Proj Ser A (MBIA Insd) (a)      5.500   08/01/17        1,074,910
  1,115   Tallahassee, FL Lease Rev FL St
             Univ Proj Ser A (MBIA Insd) (a)      5.500   08/01/19        1,185,479
  3,000   Tampa, FL Hosp Rev Cap Impt H
             Lee Moffitt Ser A                    5.750   07/01/19        3,084,150
  1,800   Tampa, FL Hosp Rev Cap Impt H
             Lee Moffitt Ser A                    5.750   07/01/29        1,833,822
    300   Tolomato Cmnty Dev Dist FL Spl
             Assmt                                6.550   05/01/27          296,889
  3,170   Tolomato Cmnty Dev Dist FL Spl
             Assmt                                6.650   05/01/40        3,130,185

  3,500   Village Ctr Cmnty Dev Dist FL
             Recreational Rev Ser A (MBIA
             Insd)                                5.125   11/01/36        3,617,705
  1,000   Village Ctr Cmnty Dev Dist FL
             Recreational Rev Ser A (MBIA
             Insd)                                5.200   11/01/25        1,052,280
  2,000   Village Ctr Cmnty Dev Dist FL Util
             Rev (MBIA Insd)                      5.250   10/01/23        2,146,040
  1,000   Village Ctr Cmnty Dev Dist FL Util
             Rev (FGIC Insd) (d)                  6.000   11/01/18        1,194,950
  1,000   Volusia Cnty, FL Ed Fac Auth Rev
             Ed Fac Embry Riddle Aero Ser A       5.750   10/15/29        1,010,240
  3,000   West Orange Hlthcare Dist FL
             Ser A                                5.800   02/01/31        3,084,960
    820   West Palm Beach, FL Cmnty
             Redev Agy Northwood -
             Pleasant Cmnty Redev Ser A           5.000   03/01/35          762,018
                                                                     --------------
                                                                        379,513,096
                                                                     --------------
          GEORGIA 3.1%
  2,000   Atlanta, GA Arpt Passenger Fac
             Charge Rev Gen Sub Lien Ser
             C (FSA Insd)                         5.000   01/01/33        2,041,160
  2,187   Fulton Cnty, GA Lease Rev
             (Acquired 12/23/94, Cost
              $2,187,000) (g)                     7.250   06/15/10        2,246,457
  1,500   George L Smith II GA World
             Congress Cent Auth Rev
             Domed Stadium Proj Rfdg
             (MBIA Insd) (AMT)                    5.500   07/01/20        1,552,800
  3,000   Georgia Muni Elec Auth Pwr Rev
             Rfdg Ser B (FGIC Insd)               6.250   01/01/17        3,625,860
  2,635   Georgia Muni Elec Auth Pwr Rev
             Ser A (MBIA Insd)                    6.500   01/01/20        3,365,633
  5,815   Georgia Muni Elec Auth Pwr Rev
             Ser Y (MBIA Insd)                    6.500   01/01/17        6,866,472

     85   Georgia Muni Elec Auth Pwr Rev
             Ser Y (MBIA Insd) (Prerefunded
             @ 1/01/14)                           6.500   01/01/17          101,703
  1,000   Georgia St Hsg & Fin Auth Rev
             Single Family Mtg Ser D2
             (AMT)                                5.250   12/01/37          999,180
  2,000   Municipal Elec Auth GA
             Combustion Turbine Proj Ser A
             (MBIA Insd)                          5.250   11/01/22        2,123,040
    800   Royston, GA Hosp Auth Hosp
             Rev Ctf Hlthcare Sys Inc             6.700   07/01/16          820,232
  2,500   Royston, GA Hosp Auth Hosp
             Rev Ctf Hlthcare Sys Inc Rfdg        6.500   07/01/27        2,532,550
                                                                     --------------
                                                                         26,275,087
                                                                     --------------
          IDAHO 0.2%
  1,340   Idaho Hlth Fac Auth Rev Vly Vista
             Care Corp Rfdg                       6.125   11/15/27        1,317,984
                                                                     --------------
          ILLINOIS 9.6%
  1,910   Bartlett, IL Tax Increment Rev
             Rfdg Sr Lien Quarry Redev
             Proj                                 5.600   01/01/23        1,905,110
  2,000   Bedford Park, IL Rfdg Ser A (FSA
             Insd)                                5.250   12/15/20        2,220,180
  2,000   Chicago, IL Brd of Ed (FGIC Insd)
             (Prerefunded @ 12/01/10)             5.500   12/01/31        2,172,100
  1,500   Chicago, IL Lakefront Millennium
             Pk Fac (MBIA Insd)
             (Prerefunded @ 1/01/09)              5.125   01/01/28        1,571,160
  5,000   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien (MBIA
             Insd) (b)                            5.250   01/01/23        5,218,475
  4,400   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien (MBIA
             Insd) (b)                            5.250   01/01/24        4,545,453

 11,500   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien (MBIA
             Insd) (b)                            5.250   01/01/25       11,880,161
  3,000   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien C-2 Rfdg
             (XLCA Insd) (AMT)                    5.250   01/01/34        2,995,650
  1,500   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser
             C-2 (FSA Insd) (AMT)                 5.250   01/01/30        1,526,625
  1,000   Chicago, IL O'Hare Intl Arpt Rev
             Second Lien Passenger Fac Ser
             B (AMBAC Insd)                       5.500   01/01/16        1,079,920
  2,000   Chicago, IL O'Hare Intl Arpt Rev
             Second Lien Passenger Fac Ser
             B (AMBAC Insd)                       5.500   01/01/17        2,159,840
  3,500   Chicago, IL Proj Rfdg Ser A
             (MBIA Insd) (h)                      5.000   01/01/31        3,566,465
    375   Chicago, IL Proj Rfdg Ser C
             (FGIC Insd)                          5.750   01/01/14          404,400
    375   Chicago, IL Proj Rfdg Ser C
             (FGIC Insd)                          5.750   01/01/15          404,400
  1,000   Chicago, IL Rfdg Ser B (AMBAC
             Insd)                                5.125   01/01/15        1,099,610
  1,000   Cook Cnty, IL Ser A (FGIC Insd)
             (Prerefunded @ 5/15/11)              5.500   11/15/31        1,095,610
  3,500   Du Page Cnty, IL Fst Presv Dist             *   11/01/10        3,264,940
  2,310   Illinois Dev Fin Auth Rev Adventist
             Hlth Ser A (MBIA Insd)               5.500   11/15/13        2,572,208
  2,500   Illinois Dev Fin Auth Rev Adventist
             Hlth Ser A (MBIA Insd)               5.500   11/15/15        2,813,300
  1,475   Illinois Dev Fin Auth Rev Loc Govt
             Pgm Geneva Cmnty 304 Ser B
             (FSA Insd) (Prerefunded @
             1/01/12) (a)                         5.750   01/01/15        1,646,041
  1,145   Illinois Dev Fin Auth Rev Loc Govt
             Pgm Geneva Cmnty 304 Ser B
             (FSA Insd) (Prerefunded @
             1/01/12) (a)                         5.750   01/01/17        1,277,774
    400   Illinois Fin Auth Rev Christian
             Homes Inc Rfdg Ser A                 5.750   05/15/31          370,288
  2,000   Illinois Fin Auth Rev IL Inst of
             Technology Ser A                     5.000   04/01/31        1,917,760

  1,000   Illinois Fin Auth Rev IL Fin
             Auth Roosevelt Univ                  5.500   04/01/37          999,190
  2,500   Illinois Fin Auth Rev Osf Hlthcare
             Sys Ser A                            5.750   11/15/37        2,541,850
  3,500   Illinois Fin Auth Rev Sherman Hlth
             Sys Ser A                            5.500   08/01/37        3,447,255
  1,330   Illinois Fin Auth Solid Waste Rev
             Disp Waste Mgmt Inc Proj
             (AMT)                                5.050   08/01/29        1,235,916
  1,250   Illinois Hlth Fac Auth Rev
             Evangelical Hosp Ser C (FSA
             Insd)                                6.750   04/15/17        1,506,137
  2,275   Illinois Hlth Fac Auth Rev South
             Suburban Hosp (d)                    7.000   02/15/18        2,751,817
  4,750   Illinois Hsg Dev Auth Rev
             Homeowner Mtg Sub Ser C-2
             (AMT)                                5.150   08/01/37        4,703,783
    285   Illinois St (FGIC Insd)                 5.250   12/01/20          285,599
    250   Metropolitan Pier & Expo Auth IL
             Dedicated St Tax Rev
             McCormick Pl Expn Proj Ser A
             (FGIC Insd)                          5.375   12/15/18          261,895
  1,000   Schaumburg, IL Ser B (FGIC
             Insd)                                5.000   12/01/41        1,019,930
  2,020   University IL Univ Rev Auxiliary
             Fac Sys (MBIA Insd)                  4.500   04/01/36        1,967,621
    775   Will Kankakee Regl Dev Auth IL
             Multi-Family Hsg Rev Sr Estates
             Supportive Living (AMT)              7.000   12/01/42          775,822
  1,500   Yorkville, IL Utd City Spl Svc Area
             Spl Tax No 2006-113
             Cannonball/Beecher                   5.750   03/01/28        1,380,240
                                                                     --------------
                                                                         80,584,525
                                                                     --------------
          INDIANA 3.1%
  2,560   East Washington, IN Multi Sch
             Bldg Corp First Mtg (FGIC Insd)
             (Prerefunded @ 7/15/12)              5.375   07/15/28        2,852,915

  1,660   Indiana Hlth & Ed Fac Fin Auth
             Hosp Rev Clarian Hlth Oblig Ser
             A                                    5.000   02/15/36        1,605,303
  1,300   Indiana Hlth & Ed Fac Fin Auth Hosp
             Rev Cmnty Fndtn Northwest IN         5.500   03/01/37        1,225,458
  5,600   Indiana Hlth & Ed Fac Fin Auth
             Rev Ascension Hlth Sr
             Credit (b)                           5.000   11/15/36        5,653,144
  4,000   Indiana Hlth Fac Fin Auth Rev
             Deaconess Hosp Ser A
             (AMBAC Insd)                         5.375   03/01/34        4,085,040
  3,000   Indiana Muni Pwr Agy Pwr Supply
             Sys Rev Ser A                        5.000   01/01/42        3,031,050
  5,500   Indiana St Hsg & Cmnty Dev Auth
             Single Family Mtg Rev Ser D1
             (GNMA Collateralized)
             (AMT) (b)                            4.625   07/01/38        4,936,195
  1,280   North Adams, IN Cmnty Sch
             Renovation Bldg Corp Cap
             Apprec First Mtg (FSA Insd) (a)          *   01/15/19          820,557
  1,500   Petersburg, IN Pollutn Ctl Rev IN
             Pwr & Lt (AMT)                       5.950   12/01/29        1,507,650
    500   Vigo Cnty, IN Hosp Auth Rev
             Union Hosp Inc (c)                   5.750   09/01/42          472,475
                                                                     --------------
                                                                         26,189,787
                                                                     --------------
          IOWA 1.9%
  1,685   Des Moines, IA Pub Pkg Sys Ser
             A (FGIC Insd) (a)                    5.750   06/01/15        1,797,558
  1,785   Des Moines, IA Pub Pkg Sys Ser
             A (FGIC Insd) (a)                    5.750   06/01/16        1,904,649
    500   Jefferson Cnty, IA Hosp Rev
             Jefferson Cnty Hosp Proj Ser
             C                                    5.950   08/01/37          474,315
    500   Sibley, IA Hlthcare Fac Rev
             Osceola Cmnty Hosp Proj              6.000   12/01/37          484,450
  2,750   Tobacco Settlement Auth IA Tob
             Settlement Rev Asset Bkd Ser
             C                                    5.375   06/01/38        2,502,087

  6,700   Tobacco Settlement Auth IA Tob
             Settlement Rev Ser C                 5.500   06/01/42        6,173,514
  2,750   Tobacco Settlement Auth IA Tob
             Settlement Rev Ser C                 5.625   06/01/46        2,578,153
                                                                     --------------
                                                                         15,914,726
                                                                     --------------
          KANSAS 1.3%
  3,810   Kansas St Dev Fin Auth Rev KS
             Proj Ser N (AMBAC Insd) (a)          5.250   10/01/22        4,044,010
  1,100   Labette Cnty, KS Hosp Rev Rfdg
             & Impt Ser A                         5.750   09/01/37        1,100,341
  1,250   Lenexa, KS Hlthcare Fac Rev
             Rfdg & Impt                          5.500   05/15/39        1,136,813
  3,300   Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement Ser
             A                                    5.000   05/15/24        2,997,984
  1,650   Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement Ser A    5.000   05/15/36        1,418,521
    700   Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement Ser
             B                                    5.125   05/15/42          599,648
                                                                     --------------
                                                                         11,297,317
                                                                     --------------
          KENTUCKY 1.4%
  5,900   Kentucky Hsg Corp Hsg Rev Ser
             A (AMT) (b)                          4.650   07/01/37        5,470,878
  6,725   Louisville & Jefferson Cnty, KY
             Metro Govt Hlth Sys Rev (b)          5.250   10/01/36        6,671,053
                                                                     --------------
                                                                         12,141,931
                                                                     --------------
          LOUISIANA 1.6%
  3,000   Lafayette, LA Util Rev (MBIA Insd)      5.250   11/01/21        3,213,120
  1,500   Lakeshore Vlg Master Cmnty
             Dev Dist LA Spl Assmt                5.250   07/01/17        1,363,095
  2,440   Louisiana Hsg Fin Agy Rev Azalea
             Estates Rfdg Ser A (GNMA
             Collateralized) (AMT)                5.375   10/20/39        2,458,154
  6,600   Louisiana St Gas & Fuels Tax Rev
             Ser A (FGIC Insd) (b)                5.000   05/01/41        6,637,158
                                                                     --------------
                                                                         13,671,527
                                                                     --------------

          MARYLAND 1.6%
    470   Baltimore, MD Convention Ctr
             Hotel Rev Sr Ser A (XLCA
             Insd)                                5.250   09/01/24          470,780
  2,530   Baltimore, MD Convention Ctr
             Hotel Rev Sr Ser A (XLCA
             Insd)                                5.250   09/01/25        2,522,688
  1,050   Gaithersburg, MD Econ Dev Rev
             Asbury MD Oblig Group A              5.125   01/01/36          972,290
  1,635   Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser H
             (AMT)                                5.100   09/01/37        1,614,023
  2,500   Maryland St Hlth & Higher Ed Fac
             Auth Rev MD Inst College of
             Art                                  5.000   06/01/40        2,347,700
  2,750   Maryland St Hlth & Higher Ed Fac
             Auth Rev Mercy Med Ctr Ser A         5.500   07/01/42        2,715,543
  2,250   Maryland St Trans Auth Arpt
             Baltimore/WA Intl Arpt Ser B
             (AMBAC Insd) (AMT)                   5.125   03/01/24        2,283,345
    950   Prince Georges Cnty, MD Spl
             Oblig Natl Harbor Proj               5.200   07/01/34          833,387
                                                                     --------------
                                                                         13,759,756
                                                                     --------------
          MASSACHUSETTS 4.9%
    650   Massachusetts St Dev Fin Agy
             Linden Ponds Inc Fac Ser A           5.750   11/15/35          601,309
    750   Massachusetts St Dev Fin Agy
             Rev Linden Ponds Inc Fac Ser
             A                                    5.750   11/15/42          680,812
  2,750   Massachusetts St Fltg Cons Ln
             Ser A (FGIC Insd) (b) (i)            4.149   05/01/37        2,318,364
    500   Massachusetts St Hlth & Ed Fac
             Auth Rev Hlthcare Sys
             Covenant (Prerefunded @
             1/01/12)                             6.000   07/01/31          531,444

    965   Massachusetts St Hlth & Ed Fac
             Auth Rev Partn Hlth Ser C
             (Prerefunded @ 7/01/11)              5.750   07/01/32        1,076,438
     35   Massachusetts St Hlth & Ed Fac
             Auth Rev Partn Hlthcare Sys
             Ser C                                5.750   07/01/32           37,202
  5,835   Massachusetts St Hlth & Ed Fac
             Auth Rev Univ MA Mem Issue
             Ser D                                5.000   07/01/33        5,337,333
  7,785   Massachusetts St Hsg Fin Agy
             Hsg Rev Single Family Hsg Ser
             126 (AMT) (b)                        4.550   06/01/27        7,408,799
  2,000   Massachusetts St Hsg Fin Agy
             Hsg Rev Single Family Hsg Ser
             126 (AMT) (b)                        4.625   06/01/32        1,857,909
  5,865   Massachusetts St Hsg Fin Agy
             Hsg Rev Single Family Hsg Ser
             126 (AMT) (b)                        4.700   06/01/38        5,840,071
  1,000   Massachusetts St Hsg Fin Agy
             Hsg Ser A (AMT)                      5.100   12/01/27        1,004,720
  2,805   Massachusetts St Port Auth Rev
             Ser A (MBIA Insd)                    5.000   07/01/22        2,934,030
  6,750   Massachusetts St Sch Bldg Auth
             Dedicated Sales Tax Rev Ser
             A (b)                                4.500   08/15/35        6,986,656
  4,500   Massachusetts St Wtr Res Auth
             Gen Ser A (b)                        5.000   08/01/41        4,655,880
                                                                     --------------
                                                                         41,270,967
                                                                     --------------
          MICHIGAN 4.9%
  3,015   Detroit, MI Downtown Dev Auth
             Tax Increment Rev Ser C1                 *   07/01/17        2,032,261
  3,050   Detroit, MI Downtown Dev Auth
             Tax Increment Rev Ser C1 (a)             *   07/01/18        1,942,575
  3,050   Detroit, MI Downtown Dev Auth
             Tax Increment Rev Ser C1 (a)             *   07/01/19        1,831,403
  3,050   Detroit, MI Downtown Dev Auth
             Tax Increment Rev Ser C1 (a)             *   07/01/22        1,520,333
  3,050   Detroit, MI Downtown Dev Auth
             Tax Increment Rev Ser C1 (a)             *   07/01/23        1,424,868

  3,050   Detroit, MI Downtown Dev Auth
             Tax Increment Rev Ser C1 (a)             *   07/01/24        1,338,981
  2,965   Detroit, MI Wtr Supply Sys Ser C
             (MBIA Insd) (a)                      5.250   07/01/20        3,221,206
  3,500   Grand Rapids, MI Downtown Dev
             Cap Apprec (MBIA Insd)                   *   06/01/15        2,685,690
  2,765   Grand Rapids, MI Downtown Dev
             Cap Apprec (MBIA Insd)                   *   06/01/16        2,021,492
  2,000   Grand Rapids, MI Wtr Supply Sys
             Rfdg (FGIC Insd)                     5.750   01/01/13        2,164,080
  2,000   Kent Hosp Fin Auth MI Rev Metro
             Hosp Proj Ser A                      6.000   07/01/35        2,064,420
  2,850   Michigan St Hosp Fin Auth Rev
             Ascension Hlth Cr Ser A (MBIA
             Insd) (Prerefunded @
             11/15/09)                            5.750   11/15/18        3,054,858
  2,500   Michigan St Strategic Fd Detroit
             Edison Co Proj Rfdg Ser C
             (XLCA Insd) (AMT)                    5.450   12/15/32        2,537,925
  2,500   Michigan St Strategic Fd Detroit
             Edison Co Proj Ser A (XLCA
             Insd) (AMT)                          5.500   06/01/30        2,558,575
  2,500   Michigan St Strategic Fd Detroit
             Edison Pollutn Ctl Rfdg
             (AMBAC Insd) (f)                     4.850   09/01/30        2,639,575
  1,000   Michigan St Strategic Fd Detroit
             Edison Polutnl Ctl Rfdg Ser B
             (AMT)                                5.650   09/01/29        1,018,410
  7,000   Michigan Tob Settlement Fin Auth
             Tob Settlement Asset Sr Ser A        6.000   06/01/48        6,889,540
                                                                     --------------
                                                                         40,946,192
                                                                     --------------
          MINNESOTA 1.9%
  1,380   Annandale, MN Econ Dev Auth Sr
             Hsg & Hlthcare Rev Annandale
             Care Ctr Proj Ser A                  5.900   11/01/37        1,339,594
    525   Chisago, MN Hlthcare Fac Rev
             Cdl Homes LLC Proj                   6.000   08/01/42          519,713

  1,250   Dakota Cnty, MN Cmnty Dev Agy
             Multi-Family Hsg Rev Com
             Marice Proj Rfdg Ser A               5.000   05/01/42        1,034,787
  1,000   Meeker Cnty, MN Gross Rev
             Hosp Fac Mem Hosp Proj               5.750   11/01/37          954,090
  5,000   Minneapolis & Saint Paul, MN
             Metro Arpt Comm Arpt Rev Ser
             A (FGIC Insd) (Prerefunded @
             1/01/09)                             5.125   01/01/31        5,187,650
     50   Minnesota Agric & Econ Dev Brd
             Rev Hlthcare Sys (MBIA Insd)         5.750   11/15/26           51,081
    300   North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks                                 6.000   10/01/27          300,405
    875   North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks                                 6.000   10/01/33          862,523
    275   North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks                                 6.125   10/01/39          273,639
  2,200   Saint Paul, MN Hsg & Redev Auth
             Hlthcare Fac Rev Hlth Partners
             Oblig Grp Proj                       5.250   05/15/36        2,113,738
  1,100   Saint Paul, MN Hsg & Redev Auth
             Hosp Rev Hlth East Proj              6.000   11/15/30        1,108,723
  2,650   Saint Paul, MN Hsg & Redev Auth
             Hosp Rev Hlth East Proj              6.000   11/15/35        2,663,621
                                                                     --------------
                                                                         16,409,564
                                                                     --------------
          MISSOURI 3.0%
    245   Cape Girardeau Cnty, MO Indl
             Dev Auth Hlthcare Fac Rev
             Southeast MO Hosp Assoc              5.625   06/01/27          246,100
  1,255   Cape Girardeau Cnty, MO Indl
             Dev Auth Hlthcare Fac Rev
             Southeast MO Hosp Assoc
             (Prerefunded @ 06/01/12)             5.625   06/01/27        1,403,466
  1,500   Cass Cnty, MO Hosp Rev                  5.625   05/01/38        1,465,755

  1,250   Cole Cnty, MO Indl Dev Auth Sr
             Living Fac Rev Lutheran Sr Svc
             Heisinger Proj                       5.500   02/01/35        1,262,387
  1,625   Jefferson Cnty, MO Reorg Sch
             Dist No R-6 (FGIC Insd)              5.625   03/01/20        1,721,135
  2,500   Joplin, MO Indl Dev Auth Indl Rev
             Rfdg Christian Homes Inc Ser
             F                                    5.750   05/15/26        2,338,550
  1,000   Joplin, MO Indl Dev Auth Indl Rev
             Rfdg Christian Homes Inc Ser
             F                                    5.750   05/15/31          918,920
  1,500   Kansas City, MO Metro Cmnty
             Leasehold Jr College Impt &
             Rfdg (FGIC Insd) (Prerefunded
             @ 7/01/11)                           5.500   07/01/17        1,647,225
  1,325   Maryland Heights, MO Tax
             Increment Rev South Heights
             Redev Proj Rfdg Ser A                5.500   09/01/18        1,329,677
  1,250   Saint Charles, MO Ctf Partn Ser B       5.500   05/01/18        1,338,337
    900   Saint Louis, MO Indl Dev Auth Tax
             Increment & Cmnty Impt Dist
             Rfdg Loughborough Com
             Redev                                5.750   11/01/27          893,088
  1,250   Saint Louis Cnty, MO Indl Dev Auth
             Sr Living Fac Rev Friendship
             Vlg West Cnty Ser A                  5.375   09/01/21        1,215,913
    975   Saint Louis Cnty, MO Indl Dev Auth
             Sr Living Fac Rev St Andrews
             Res For Srs Ser A                    6.375   12/01/30          977,009
  2,335   Saint Louis Cnty, MO Indl Dev Auth
             Sr Living Fac Rev St Andrews
             Res For Srs Ser A                    6.375   12/01/41        2,328,299
  3,025   Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield
             Branson Arpt Ser B (AMBAC
             Insd) (AMT) (b)                      4.550   07/01/29        2,740,824
  3,675   Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield
             Branson Arpt Ser B (AMBAC
             Insd) (AMT) (b)                      4.600   07/01/36        3,329,761
                                                                     --------------
                                                                         25,156,446
                                                                     --------------

          NEBRASKA 0.9%
  2,615   Omaha Pub Pwr Dist NE Elec
             Rev Sub Sys Ser A                    5.000   02/01/34        2,676,871
  5,050   Omaha Pub Pwr Dist NE Elec
             Rev Sub Sys Ser AA (FGIC
             Insd) (b)                            4.500   10/01/34        5,108,475
                                                                     --------------
                                                                          7,785,346
                                                                     --------------
          NEVADA 1.9%
  4,900   Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj
             Ser A (FGIC Insd) (b)                4.750   09/01/36        4,643,265
  3,000   Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj Ser A
             (AMBAC Insd) (AMT)                   5.250   07/01/34        3,014,460
  3,500   Clark Cnty, NV Indl Dev
             Southwest Gas Corp Proj Ser
             D1 (FGIC Insd) (AMT)                 5.250   03/01/38        3,519,390
  3,460   Reno, NV Hosp Rev Regl Med Ctr
             Proj Ser A (b)                       5.250   06/01/37        3,391,284
  1,500   Reno, NV Sr Lien Retrac Reno
             Trans Proj (AMBAC Insd)
             (Prerefunded @ 6/01/12)              5.125   06/01/32        1,650,855
                                                                     --------------
                                                                         16,219,254
                                                                     --------------
          NEW HAMPSHIRE 0.2%
  1,000   New Hampshire Hlth & Ed Fac
             Auth Rev Derryfield Sch              7.000   07/01/30        1,046,940
  1,000   New Hampshire St Bus Fin Auth
             Wtr Fac Rev Pennichuck
             Wtrwks Inc (AMBAC Insd)
             (AMT)                                6.300   05/01/22        1,021,650
                                                                     --------------
                                                                          2,068,590
                                                                     --------------

          NEW JERSEY 6.7%
    375   Burlington Cnty, NJ Brdg Commn
             Econ Dev Rev The Evergreens
             Proj                                 5.625   01/01/38          351,349
  1,200   New Jersey Econ Dev Auth Cig
               Tax                                5.750   06/15/29        1,195,956
  3,150   New Jersey Econ Dev Auth Cig
             Tax                                  5.750   06/15/34        3,139,573
 25,000   New Jersey Econ Dev Auth St
             Contract Econ Recovery (MBIA
             Insd)                                5.900   03/15/21       29,735,500
  2,000   New Jersey Hlthcare Fac Fin Auth
             Rev Holy Name Hosp                   5.000   07/01/36        1,826,260
  2,300   New Jersey Hlthcare Fac Fin Auth
             Rev Saint Peters Univ Hosp
             Oblig                                5.750   07/01/37        2,320,493
  2,095   New Jersey St Trans Tr Fd Auth
             Trans Sys Ser A                      5.750   06/15/17        2,461,835
  4,500   Tobacco Settlement Fin Corp NJ
             Ser A1                               4.750   06/01/34        3,799,035
 14,000   Tobacco Settlement Fin Corp NJ
             Ser A1 (b)                           5.000   06/01/41       11,927,314
                                                                     --------------
                                                                         56,757,315
                                                                     --------------
          NEW MEXICO 0.2%
  1,250   Jicarilla, NM Apache Nation Rev
             Ser A (Acquired 10/23/03, Cost
             $1,275,475) (g)                      5.500   09/01/23        1,330,037
                                                                     --------------
          NEW YORK 11.5%
  2,500   Metropolitan Trans Auth NY Rev
             Rfdg Ser A (FGIC Insd)               5.250   11/15/31        2,588,400
 13,750   Metropolitan Trans Auth NY Rev
             Trans Ser B (b)                      4.500   11/15/36       14,063,994
  2,400   New York City Hsg Dev Corp
             Mulit-Family Hsg Rev Ser E1
             (AMT)                                5.350   11/01/37        2,418,840
  3,650   New York City Indl Dev Agy
             Rev Liberty 7 World Trade Ctr
             Proj Ser B                           6.750   03/01/15        3,809,250

 16,930   New York City Trans Auth Trans
             Fac Livingston Plaza Proj Rfdg
             Ser 1993 (FSA Insd) (d)              5.400   01/01/18       19,300,369
  3,810   New York City Trans Future Tax
             Second Ser C (AMBAC Insd)            5.250   08/01/20        4,109,237
  2,000   New York City Trans Future Tax
             Second Ser C (AMBAC Insd)            5.250   08/01/22        2,122,320
  4,545   New York City Trans Future Tax
             Second Ser D (MBIA Insd)             5.250   02/01/21        4,908,009
  2,500   New York St Dorm Auth Lease
             Rev Muni Hlth Fac Impt Pgm
             Ser A (FSA Insd)                     5.500   05/15/25        2,553,975
  7,485   New York St Dorm Auth Rev City
             Univ Sys Ser C                       7.500   07/01/10        7,976,091
  3,000   New York St Dorm Auth Rev Hosp
             (MBIA Insd)                          5.000   08/01/33        3,067,620
  2,000   New York St Dorm Auth Rev St
             Univ Ed Fac 1989 Res (MBIA
             Insd) (Prerefunded @ 5/15/10)        6.000   05/15/16        2,184,620
  3,000   New York St Dorm Auth Rev St
             Univ Ed Fac (FGIC Insd)
             (Prerefunded @ 5/15/10)              5.750   05/15/24        3,260,310
  2,840   New York St Loc Govt Assistance
             Corp Rfdg Ser E                      6.000   04/01/14        3,216,272
  1,500   New York St Urban Dev Corp Rev
             Correctional Fac Rfdg                5.500   01/01/13        1,628,520
 12,100   Port Auth NY & NJ (b)                   5.000   10/01/35       12,498,096
  3,000   Port Auth NY & NJ Spl Oblig Rev
             Spl Proj JFK Intl Arpt Terminal 6
             (MBIA Insd) (AMT)                    5.750   12/01/22        3,063,900
  3,000   Port Auth NY & NJ Spl Oblig Rev
             Spl Proj JFK Intl Arpt Terminal 6
             (MBIA Insd) (AMT)                    5.750   12/01/25        3,004,110
    950   Seneca Nation Indians Cap Impt
             Auth NY Spl Oblig Ser A (c)          5.000   12/01/23          875,121
                                                                     --------------
                                                                         96,649,054
                                                                     --------------

          NORTH CAROLINA 5.1%
  2,000   Charlotte, NC Ctf Partn
             Convention Fac Proj Rfdg Ser
             A                                    5.500   08/01/19        2,184,940
  4,000   North Carolina Eastern Muni Pwr
             Agy Pwr Sys Rev Ser D                6.750   01/01/26        4,223,080
  7,525   North Carolina Med Care Commn
             Hlth Sys Rev Mission Hlth
             Combined Group (b)                   5.000   10/01/36        7,533,046
  1,500   North Carolina Med Care Commn
             Retirement Fac Rev First Mtg
             Southminster Proj Ser A              5.750   10/01/37        1,469,550
 25,000   North Carolina Muni Pwr Agy No 1
             Catawba Elec Rev Rfdg (MBIA
             Insd)                                6.000   01/01/12       27,991,750
                                                                     --------------
                                                                         43,402,366
                                                                     --------------
          NORTH DAKOTA 0.2%
    570   North Dakota St Hsg Fin Agy Rev
             Hsg Fin Pgm Home Mtg Fin Ser
             B (MBIA Insd) (AMT)                  5.500   07/01/29          582,238
  1,500   Ward Cnty, ND Hlthcare Fac Rev
             Trinity Obligated Group Rfdg         5.125   07/01/29        1,471,260
                                                                     --------------
                                                                          2,053,498
                                                                     --------------
          OHIO 5.4%
 12,400   Buckeye, OH Tob Settlement Fin
             Auth Asset Bkd Sr Turbo Ser
             A-2                                  5.750   06/01/34       11,951,368
  6,500   Buckeye, OH Tob Settlement Fin
             Auth Asset Bkd Sr Turbo Ser
             A-2                                  5.875   06/01/30        6,467,370
  6,750   Buckeye, OH Tob Settlement Fin
             Auth Asset Bkd Sr Turbo Ser
             A-2                                  5.875   06/01/47        6,518,947
  1,000   Cleveland, OH Muni Sch Dist
             (FSA Insd)                           5.250   12/01/23        1,092,530
    450   Cuyahoga Cnty, OH Hlthcare &
             Indpt Living Fac Rev Eliza
             Jennings Sr Care Ser A               5.750   05/15/27          428,319

  2,000   Cuyahoga Cnty, OH Hosp Fac
             Rev Canton Inc Proj                  7.500   01/01/30        2,163,120
  1,000   Delaware Cnty, OH Cap Fac
             (Prerefunded @ 12/01/10)             6.000   12/01/25        1,109,040
  1,000   Hamilton, OH One Renaissance
             Ctr Ser A (AMBAC Insd)               5.500   11/01/16        1,101,700
  1,000   Lorain Cnty, OH Hosp Rev
             Catholic Hlthcare Ser S              5.375   10/01/30        1,019,740
 13,450   Ohio St Air Quality Dev Auth Rev
             (FGIC Insd) (b)                      4.800   09/01/36       12,976,174
  1,000   Ohio St Higher Ed Fac Cmnty Rev
             Hosp Univ Hosp Hlth Sys Inc
             Ser A                                5.250   01/15/46          973,510
                                                                     --------------
                                                                         45,801,818
                                                                     --------------
          OKLAHOMA 1.0%
  1,505   Alva, OK Hosp Auth Hosp Rev
             Sales Tax (Radian Insd)              5.250   06/01/25        1,528,222
  2,175   Chickasaw Nation, OK Hlth Sys           6.250   12/01/32        2,242,099
  1,500   Jenks, OK Aquarium Auth Rev
             First Mtg (MBIA Insd)
             (Prerefunded @ 7/01/10)              6.100   07/01/30        1,646,850
  1,575   Oklahoma City, OK Arpt Tr Jr Lien
             27th Ser B (FSA Insd) (AMT)          5.750   07/01/16        1,635,811
  1,000   Oklahoma City, OK Pub Ppty Auth
             Hotel Tax Rev (FGIC Insd)            5.250   10/01/29        1,045,470
                                                                     --------------
                                                                          8,098,452
                                                                     --------------
          OREGON 2.3%
  5,350   Oregon Hlth Sciences Univ Insd
             Ser A (MBIA Insd)                    5.250   07/01/22        5,660,300
  5,060   Oregon St Dept Admin Rfdg Ser
             C (MBIA Insd)                        5.250   11/01/17        5,491,922
  3,000   Oregon St Hsg & Cmnty Svcs Mtg
             Rev, Class B Ser B (AMT) (b)         4.750   04/01/27        2,861,996
  1,330   Oregon St Hsg & Cmnty Svcs Mtg
             Rev, Class B Ser B (AMT) (b)         4.800   04/01/32        1,268,818
  1,900   Oregon St Hsg & Cmnty Svcs Mtg
             Rev, Class B Ser B (AMT) (b)         4.850   04/01/37        1,812,598

  1,985   Portland, OR Urban Renewal &
             Redev Downtown Wtrfront Ser
             A (AMBAC Insd)                       5.750   06/15/16        2,133,954
                                                                     --------------
                                                                         19,229,588
                                                                     --------------
          PENNSYLVANIA 4.7%
  2,750   Allegheny Cnty, PA Hosp Dev
             Auth Rev Hlth Sys Ser A              5.000   11/15/28        2,388,760
    575   Allegheny Cnty, PA Rfdg Ser
             C-53 (FGIC Insd)                     5.500   11/01/14          621,523
    230   Allegheny Cnty, PA San Auth Swr
             Rev (MBIA Insd)                      5.500   12/01/30          242,717
  2,615   Falls Twp, PA Hosp Auth Hosp
             Rev DE Vly Med Rfdg
             (FHA Gtd)                            7.000   08/01/22        2,636,469
  1,000   Greensburg Salem, PA Sch Dist
             Rfdg (FGIC Insd)                     5.375   09/15/15        1,097,190
    875   Montgomery Cnty, PA Indl Dev
             Auth Rev Mtg Whitemarsh Cont
             Care Proj                            6.250   02/01/35          872,734
  1,550   Pennsylvania Econ Dev Fin Auth
             Exempt Fac Rev Reliant Energy
             Ser B (AMT)                          6.750   12/01/36        1,588,626
  1,600   Pennsylvania Hsg Fin Agy Single
             Family Mtg Rev Ser 94-A
             (AMT)                                5.100   10/01/31        1,594,432
  6,000   Pennsylvania Hsg Fin Agy Single
             Family Mtg Rev Ser 99-A
             (AMT) (b)                            5.250   10/01/32        6,026,520
  9,240   Pennsylvania St Pub Sch Bldg
             Auth Lease Rev Sch Dist
             Philadelphia Proj, Class B Ser
             B (b)                                4.500   06/01/32        9,219,660
  2,600   Philadelphia, PA Auth Indl Dev
             Lease Rev Ser B (FSA Insd)
             (Prerefunded @ 10/01/11)             5.500   10/01/16        2,899,676
  1,000   Philadelphia, PA Auth Indl Dev PA
             Arpt Sys Proj Ser A (FGIC Insd)
             (AMT)                                5.125   07/01/19        1,027,560

  2,400   Philadelphia, PA Gas Wks Rev
             1998 Gen Ordinance Ser 4
             (FSA Insd)                           5.250   08/01/22        2,551,056
  2,350   Pittsburgh, PA Ser A (AMBAC
             Insd)                                5.500   09/01/16        2,568,949
  2,220   Pittsburgh, PA Ser A (AMBAC
             Insd) (Prerefunded @ 3/01/12)        5.500   09/01/16        2,470,372
  1,580   Ridley Park, PA Hosp Auth Rev
             Taylor Hosp Ser A (d)                6.000   12/01/13        1,738,205
                                                                     --------------
                                                                         39,544,449
                                                                     --------------
          RHODE ISLAND 0.1%
  1,100   Rhode Island Hsg & Mtg Fin Corp
             Homeownership Oppty Ser 57-B
             (AMT)                                5.350   10/01/37        1,107,436
                                                                     --------------
          SOUTH CAROLINA 7.4%
  2,375   Berkeley Cnty, SC Sch Dist Ctf
             Partn Berkeley Sch Fac Grp Inc
             (MBIA Insd) (d)                      5.250   02/01/16        2,665,130
 13,500   Charleston Ed Excellence Fin
             Corp SC Rev (b)                      5.250   12/01/25       14,019,143
  3,490   Charleston Ed Excellence Fin
             Corp SC Rev (AGC Insd) (b)           5.250   12/01/28        3,679,708
  6,510   Charleston Ed Excellence Fin
             Corp SC Rev (AGC Insd) (b)           5.250   12/01/30        6,863,867
  5,000   Kershaw Cnty, SC Pub Sch Fndt
             Kershaw Cnty Sch Dist Proj
             (CIFG Insd)                          5.000   12/01/25        5,098,050
  2,080   Laurens Cnty, SC Sch Dist No 55
             Installment Pur Rev                  5.250   12/01/30        2,029,851
  1,840   Myrtle Beach, SC Hospitality Fee
             Rev Ser A (FGIC Insd) (a)            5.375   06/01/21        2,000,264
  1,935   Myrtle Beach, SC Hospitality Fee
             Rev Ser A (FGIC Insd) (a)            5.375   06/01/22        2,086,936
  1,400   South Carolina Jobs Econ Dev
             Auth Hlth Fac Rev First Mtg
             Wesley Com Rfdg                      5.300   10/01/36        1,216,026
  1,100   South Carolina Jobs Econ Dev
             Auth Hlthcare Fac Rev Rfdg
             First Mtg Lutheran Homes             5.500   05/01/28        1,008,799

  3,000   South Carolina Jobs Econ Dev
             Auth Hosp Fac Rev Palmetto
             Hlth Alliance Rfdg Ser A             6.250   08/01/31        3,104,820
  4,500   South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser A (AMBAC Insd)              5.200   11/01/27        4,702,320
  3,750   South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser B (AMBAC Insd)
             (AMT)                                5.450   11/01/32        3,843,675
    750   South Carolina Jobs Econ Dev
             Auth Rev Woodlands at Furman
             Proj Ser A                           6.000   11/15/27          735,458
  9,290   South Carolina Trans
             Infrastructure Bk Rev Ser A
             (AMBAC Insd)                         5.000   10/01/33        9,468,275
                                                                     --------------
                                                                         62,522,322
                                                                     --------------
          SOUTH DAKOTA 1.0%
  2,250   Deadwood, SD Ctf Partn (ACA
             Insd)                                6.375   11/01/20        2,379,667
  4,500   South Dakota Hsg Dev Auth
             Homeownership Mtg Ser E
             (AMT) (b)                            4.625   05/01/36        4,115,700
  1,000   South Dakota St Hlth & Ed Fac
             Auth Rev Children's Care Hosp
             Rfdg (Prerefunded @
             11/01/09)                            6.125   11/01/29        1,077,050
    845   South Dakota St Hlth & Ed Fac
             Auth Vocational Ed Pgm Ser A
             (AMBAC Insd)                         5.400   08/01/13          856,602
                                                                     --------------
                                                                          8,429,019
                                                                     --------------
          TENNESSEE 2.6%
  4,345   Chattanooga, TN Hlth Ed & Hsg
             Fac Brd Rev CDFI Phase I LLC
             Proj Rfdg Ser A                      5.125   10/01/35        3,929,140
  3,500   Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Rfdg Ser A (MBIA Insd)
             (Prerefunded @ 7/01/12)              7.500   07/01/25        4,126,500

  7,095   Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Ser A                           5.500   07/01/36        6,949,836
    410   Montgomery Cnty, TN Pub Impt
             Rfdg (FGIC Insd) (a)                 5.500   05/01/16          449,565
  2,000   Sullivan Cnty, TN Hlth Ed & Hsg
             Fac Brd Hosp Rev Wellmont
             Hlth Sys Proj Ser C                  5.250   09/01/36        1,907,520
  2,000   Tennessee Energy Acquisition
             Corp Gas Rev Ser A                   5.250   09/01/21        2,067,140
  1,000   Tennessee Energy Acquisition
             Corp Gas Rev Ser A                   5.250   09/01/24        1,006,020
  1,465   Tennessee Hsg Dev Agy
             Homeownership Prog 2006
             (AMT)                                5.150   01/01/37        1,450,790
                                                                     --------------
                                                                         21,886,511
                                                                     --------------
          TEXAS 11.0%
  2,685   Beaumont, TX Wtrwks & Swr Sys
             (FGIC Insd) (Prerefunded @
             9/01/10) (a)                         6.250   09/01/15        2,947,486
    300   Brazos Cnty, TX Hlth Fac Dev
             Oblig Grp                            5.375   01/01/32          302,403
  1,200   Dallas Cnty, TX Flood Ctl Dist
             Rfdg                                 6.750   04/01/16        1,247,436
  4,000   Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Impt & Rfdg Ser A (FGIC
             Insd) (AMT)                          5.500   11/01/31        4,064,160
  4,000   Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Ser A (FGIC Insd)
             (AMT)                                5.750   11/01/30        4,096,120
  1,000   Harris Cnty, TX Hlth Fac Dev
             Mem Hermann Hlthcare Ser A
             (Prerefunded @ 6/01/11)              6.375   06/01/29        1,128,300
  4,820   Harris Cnty, TX Toll Rd (AMBAC
             Insd) (Prerefunded @ 8/15/09)            *   08/15/18        2,507,075
  1,000   Harris Cnty, TX Toll Rd (AMBAC
             Insd) (Prerefunded @ 8/15/09)            *   08/15/21          423,130

  4,750   Harris Cnty-Houston, TX Sports
             Auth Spl Rev Jr Lien Rfdg Ser B
             (MBIA Insd)                          5.250   11/15/40        4,850,605
  1,000   Houston, TX Arpt Sys Rev Sub
             Lien Ser A (FSA Insd) (AMT)          5.625   07/01/30        1,028,790
  5,105   Houston, TX Hotel Occupancy
             Tax & Spl Rev Convention &
             Entmt Ser B (AMBAC Insd)             5.750   09/01/15        5,606,311
    225   Houston, TX Pub Impt & Rfdg
             (FSA Insd)                           5.750   03/01/15          242,651
  6,000   Houston, TX Util Sys Rev First
             Lien Rfdg Ser A (FSA Insd)           5.250   05/15/21        6,585,660
  2,750   Lower CO Riv Auth TX
             Transmission Proj Corp (FGIC
             Insd)                                5.000   05/15/33        2,774,255
  1,650   Lufkin, TX Hlth Fac Dev Corp Hlth
             Sys Rev Memorial Hlth Sys East
             TX                                   5.500   02/15/32        1,599,708
  1,250   Lufkin, TX Hlth Fac Dev Corp Hlth
             Sys Rev Memorial Hlth Sys East
             TX                                   5.500   02/15/37        1,200,137
  1,500   Mesquite, TX Hlth Fac Dev
             Retirement Fac Christian Care
             Ctr                                  5.625   02/15/35        1,424,205
  1,500   Mesquite, TX Hlth Fac Dev
             Retirement Fac Christian Care
             Ctr (Prerefunded @ 2/15/10)          7.500   02/15/18        1,662,255
  1,100   Metropolitan Hlth Fac Dev Corp
             TX Wilson N Jones Mem Hosp
             Proj                                 7.200   01/01/21        1,117,017
  1,500   Metropolitan Hlth Fac Dev Corp
             TX Wilson N Jones Mem Hosp
             Proj                                 7.250   01/01/31        1,520,340
  1,500   North Central, TX Hlth Fac Dev
             Corp Rev Hosp Baylor Hlthcare
             Sys Proj Ser A                       5.125   05/15/29        1,506,630
  5,750   North Central, TX Hlth Fac Dev
             Corp Rev Hosp Childrens Med
             Ctr Dallas (AMBAC Insd)              5.250   08/15/32        5,836,710

  1,000   Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckingham Sr Living Cmnty
             Inc                                  5.625   11/15/27          920,440
  4,200   Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckingham Sr Living Cmnty
             Inc                                  5.750   11/15/37        3,804,822
  8,000   Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckner Retirement Svcs Inc
             Proj                                 5.250   11/15/37        7,702,240
    650   Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac CC
             Young Mem Hom Proj                   5.750   02/15/25          617,181
  2,805   Tarrant Cnty, TX Regl Wtr Dist
             Wtr Rev Impt Rfdg (FSA Insd)         5.250   03/01/19        3,045,978
  1,305   Texas St Pub Ppty Fin Corp Rev
             Mental Hlth & Retardation Rfdg
             (FSA Insd)                           5.500   09/01/13        1,308,067
  8,700   Texas St Trans Commn Mobility
             Fd (e)                               5.000   04/01/28        9,156,489
  2,750   Texas St Vets Hsg Assistance
            Pgm Vet Ser B (FHA Gtd) (AMT)         6.100   06/01/31        2,819,080
  1,000   Texas Tech Univ Rev Fin Sys Ser
             7 (MBIA Insd) (Prerefunded @
             2/15/12)                             5.000   08/15/25        1,090,640
  1,500   Texas Wtr Dev Brd Rev St
             Revolving Fd Sr Lien Ser B           5.250   07/15/17        1,573,800
  4,900   Tyler, TX Hlth Fac Dev Corp Hosp
             Rev Rfdg & Impt East TX Med
             Ctr Ser A                            5.375   11/01/37        4,669,259
  2,300   University of TX Univ Rev Fin Sys
             Ser C (Prerefunded @
             8/15/11)                             5.375   08/15/19        2,517,281
                                                                     --------------
                                                                         92,896,661
                                                                     --------------

          UTAH 0.2%
  1,000   Utah Hsg Corp Single Family Mtg
             Rev Ser E (AMT) (b)                  5.250   01/01/39          996,170
  1,100   Utah St Charter Sch Fin Auth
             Charter Sch Rev Summit
             Academy Ser A                        5.800   06/15/38        1,071,884
                                                                     --------------
                                                                          2,068,054
                                                                     --------------
          VIRGINIA 2.9%
  1,320   Fairfax Cnty, VA Ctf Partn              5.300   04/15/23        1,389,894
    750   Lexington, VA Indl Dev Auth
             Residential Care Fac Rev Mtg
             Kendal at Lexington Ser A            5.500   01/01/37          679,762
    750   Peninsula Town Ctr Cmnty Dev
             Auth VA Spl Oblig                    6.450   09/01/37          748,470
    800   Tobacco Settlement Fin Corp VA          5.500   06/01/26          904,200
  5,920   Tobacco Settlement Fin Corp VA
             (Prerefunded @ 6/01/15)              5.625   06/01/37        6,909,173
  3,150   Virginia St Hsg Auth Dev Auth
             Rental Hsg Ser D (AMT) (b)           4.500   07/01/29        2,922,069
  3,650   Virginia St Hsg Auth Dev Auth
             Rental Hsg Ser D (AMT) (b)           4.600   07/01/33        3,392,794
  5,475   Virginia St Hsg Auth Dev Comwlth
             Mtg Ser B (AMT) (b)                  4.850   01/01/36        5,174,723
  2,000   White Oak Vlg Shops VA Cmnty
             Dev Auth Spl Assmt                   5.300   03/01/17        1,970,900
                                                                     --------------
                                                                         24,091,985
                                                                     --------------
          WASHINGTON 5.1%
  2,500   Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser A (FSA
             Insd)                                5.500   07/01/18        2,711,725
  5,360   Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser B (FSA
             Insd)                                6.000   07/01/16        6,045,222
  2,500   Goat Hill Ppty WA Lease Rev
             Govt Office Bldg Proj (MBIA
             Insd)                                5.000   12/01/33        2,555,700
  1,950   Kalispel Tribe Indians Priority Dist
             WA Rev                               6.625   01/01/28        1,942,376

  4,400   King Cnty, WA Rfdg Ser B (MBIA
             Insd) (Prerefunded @ 3/13/08)        5.250   01/01/34        4,460,148
  7,720   Klickitat Cnty, WA Pub Util Dist
             No 001 Elec Rev Rfdg Ser B
             (FGIC Insd) (a)                      5.000   12/01/25        8,052,655
  1,000   Port Seattle, WA Rev Ser B
             (MBIA Insd) (AMT)                    5.625   02/01/24        1,029,060
  1,435   Radford Ct Ppty WA Student Hsg
             Rev (MBIA Insd) (a)                  6.000   06/01/15        1,552,354
  1,585   Radford Ct Ppty WA Student Hsg
             Rev (MBIA Insd) (a)                  6.000   06/01/16        1,715,002
  1,000   Seattle, WA Muni Lt & Pwr Rev           5.625   12/01/18        1,067,240
  1,250   Skagit Cnty, WA Pub Hosp Dist
             No 001 Rev Skagit Vly Hosp           5.500   12/01/30        1,233,100
  1,140   Skagit Cnty, WA Pub Hosp Dist
             No 001 Rev Skagit Vly Hosp           5.750   12/01/32        1,145,426
  2,100   Spokane, WA Pub Fac Dist Hotel
             (MBIA Insd)                          5.750   12/01/21        2,305,422
  3,000   Spokane, WA Pub Fac Dist Hotel
             Motel & Sales Use Tax (MBIA
             Insd)                                5.250   09/01/33        3,124,260
  1,000   Spokane, WA Pub Fac Dist Hotel
             Motel & Sales Use Tax (MBIA
             Insd)                                5.750   12/01/20        1,120,820
  1,350   Tacoma, WA Elec Sys Rev Rfdg
             Ser A (FSA Insd)                     5.750   01/01/15        1,479,992
  1,000   Washington St Hsg Fin Cmnty
             Single Family Prog Ser 2-A
             (GNMA Collateralized) (AMT)          4.700   12/01/38          927,430
  1,000   Washington St Hsg Fin Commn
             Nonprofit Rev Skyline at First
             Hill Proj Ser A                      5.625   01/01/38          905,210
                                                                     --------------
                                                                         43,373,142
                                                                     --------------
          WEST VIRGINIA 0.7%
    250   Ohio Cnty, VA Cnty Commn Tax
             Increment Rev Fort Henry Ctr
             Fin Dist Ser A                       5.625   06/01/22          248,280

  1,500   Pleasants Cnty, VA Pollutn Ctl
             Rev Cnty Comm Allegheny Rfdg
             Ser F                                5.250   10/15/37        1,486,500
  3,750   West Virginia Univ Rev Impt Univ
             Proj Ser C (FGIC Insd)               5.000   10/01/34        3,791,062
                                                                     --------------
                                                                          5,525,842
                                                                     --------------
          WISCONSIN 2.2%
  2,345   Appleton, WI Wtrwks Rev Rfdg
             (FGIC Insd) (Prerefunded @
             1/01/12)                             5.375   01/01/19        2,584,401
    510   Badger Tob Asset Sec Corp WI            6.375   06/01/32          515,314
  2,000   Southeast WI Professional
             Baseball Pk Dist Sales Tax Rev
             Rfdg Ser A (MBIA Insd)               5.500   12/15/20        2,324,660
  7,500   Wisconsin Hsg & Econ Dev Auth
             Home Ownership Rev Ser A
             (AMT) (b)                            4.750   09/01/33        7,039,137
  5,935   Wisconsin Hsg & Econ Dev Auth
             Home Ownership Rev Ser A
             (AMT) (b)                            4.800   03/01/38        5,605,568
    300   Wisconsin St Hlth & Ed Fac Auth
             Rev Newcastle Place Inc Ser A        6.000   12/01/27          292,506
                                                                     --------------
                                                                         18,361,586
                                                                     --------------
          WYOMING 0.2%
  2,000   Sweetwater Cnty, WY Solid
             Waste Disp Rev FMC Corp Proj
             Rfdg (AMT)                           5.600   12/01/35        1,912,240
                                                                     --------------
          GUAM 0.7%
  5,800   Guam Pwr Auth Rev Ser A
             (AMBAC Insd)                         5.250   10/01/34        5,814,558
                                                                     --------------
          PUERTO RICO 1.5%
  1,110   Puerto Rico Comwlth Aqueduct &
             Swr Auth Rev Rfdg (Comwth
             Gtd)                                 5.000   07/01/15        1,113,974
  2,000   Puerto Rico Comwlth Hwy & Tran
             Auth Hwy Rev Rfdg Ser W              5.500   07/01/15        2,199,840

  4,000   Puerto Rico Comwlth Hwy & Tran
             Auth Hwy Rev Rfdg Ser Y (FSA
             Insd)                                6.250   07/01/21        4,866,640
  1,000   Puerto Rico Indl Tourist Ed Med &
             Environmental Ctl Fac Fin Auth
             Higher Ed Rev                        5.375   02/01/19        1,008,800
  3,500   Puerto Rico Pub Bldg Auth Rev
             Govt Fac Ser I (Comwth Gtd)          5.250   07/01/33        3,482,815
                                                                     --------------
                                                                         12,672,069
                                                                     --------------
          U.S. VIRGIN ISLANDS 0.5%
  1,000   Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A
             (ACA Insd) (Prerefunded @
             10/01/10)                            6.125   10/01/29        1,100,770
  1,500   Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A         6.375   10/01/19        1,612,335
  1,000   Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A
             (Prerefunded @ 10/01/10) (h)         6.500   10/01/24        1,117,260
                                                                     --------------
                                                                         3,830,365
                                                                     --------------
TOTAL LONG-TERM INVESTMENTS 198.3%
   (Cost $1,642,629,591)                                              1,673,259,148

SHORT-TERM INVESTMENTS 1.2%
   (Cost $9,545,000)                                                      9,545,000
                                                                     --------------
TOTAL INVESTMENTS 199.5%
   (Cost $1,652,174,591)                                              1,682,804,148

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS
   RELATED TO SECURITIES HELD (37.9%)
   (Cost ($319,545,000))
   (319,545) Notes with interest rates
   ranging from 2.25% to 4.78%
   at January 31, 2008 and contractual
   maturities of collateral ranging from
   2023 to 2047 (j)                                                    (319,545,000)
                                                                     --------------
TOTAL NET INVESTMENTS 161.6%
   (Cost $1,332,629,591)                                              1,363,259,148

OTHER ASSETS IN EXCESS OF LIABILITIES 2.0%                               17,039,398
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (63.6%)             (536,476,882)
                                                                     --------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                        $  843,821,664
                                                                     ==============

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  The Trust owns 100% of the outstanding bond issuance.

(b)  Underlying security related to Inverse Floaters entered into by the Trust.

(c) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)  Escrowed to Maturity

(e)  Security purchased on a when-issued or delayed delivery basis.

(f)  Variable Rate Coupon

(g) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.5% of net assets applicable to common shares.

(h) All or a portion of this security has been physically segregated in connection with open futures contracts.

(i)  Floating Rate Coupon

(j) Floating Rate notes. The interest rates shown reflect the rates in effect at January 31, 2008.

ACA - American Capital Access
AGC - AGC Insured Custody Certificates
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Comwth - Commonwealth of Puerto Rico
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2008:

                                                                         UNREALIZED
                                                                       APPRECIATION/
                                                           CONTRACTS    DEPRECIATION
                                                          ----------   -------------
SHORT CONTRACTS:

U.S. Treasury Bond Futures, March 2008 (Current Notional
   Value of $119,313 per contract)                             1,115   $  (2,837,861)
                                                               -----   -------------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 20, 2008